Taxation - Summary of Income Tax Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of income tax expenses [Line Items]
(Over)/Under-provision in respect of prior years	¥ 18		¥ 39	¥ (41)
Total tax expenses excluded deferred taxation	565		737	1,694
Deferred taxation	2,259		6	(1,540)
Income tax expenses	2,824	$ 411	743	154
Hong Kong [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	88		44	13
Mainland China and other countries [member]
Disclosure of income tax expenses [Line Items]
Provision for income tax on the estimated taxable income for the year	¥ 459		¥ 654	¥ 1,722